Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 1,472	$ 1,476
Cash and cash equivalents [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	121	83
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	92	90
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	990	932
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	43	86
Investments at fair value through other comprehensive income [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	145	212
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 81	$ 73